[Missing Graphic Reference]

    USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED DECEMBER 5, 2013
TO THE SATEMENT OF
ADDITIONAL INFORMATION
DATED JULY 12, 2013

USAA Flexible Income Fund Shares (USFIX) USAA Flexible Income Fund Institutional Shares (UIFIX) USAA Flexible Income Fund Adviser Shares (UAFIX)

This Supplement updates certain information contained in the above-referenced Statement of Additional Information. The following disclosure is hereby added under the Investment Policies section.

Master Limited Partnerships (MLPs)

The Flexible Income Fund may invest in MLPs. MLPs are publicly traded partnerships whose interests or “units” are traded on securities exchanges like shares of corporate stock. A typical MLP consists of a general partner and limited partners; however, some MLPs that receive partnership tax treatment are established as limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP must derive at least 90% of its gross income for each taxable year from qualifying sources, including activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or natural resources. MLPs provide investors with strategic exposure to physical assets, which can be attractive in inflationary environments.

Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, and dilution risks. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity.

Investing in MLPs also involves certain risks related to the underlying assets of the MLPs. MLPs are generally considered interest-rate sensitive investments, and during periods of interest rate volatility, may not provide attractive returns. MLPs operate in the energy sector and may be adversely affected by fluctuations in the prices and levels of supply and demand for energy commodities. A decrease in the production or availability of energy commodities, including through their natural depletion over time, may adversely impact the financial performance of MLPs. MLPs are subject to significant federal, state and local government regulation in virtually every aspect of their operations. Such regulation can change over time in both scope and intensity, and such changes could increase compliance costs and adversely affect the financial performance of MLPs. There is an inherent risk that MLPs and other companies operating in the energy sector may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Natural disasters, such as hurricanes, may also impact MLPs.

MLPs also are subject to risks relating to their complex tax structure, including the risk that a change in current tax law or a change in the business of a given MLP could cause an MLP to lose its tax status as a partnership, which may reduce the value of the Fund’s investment in the MLP and lower income to a Fund.  Depreciation or other cost recovery deductions passed through to a Fund from any investments in MLPs in a given year will generally reduce a Fund’s taxable income, but those deductions may be recaptured in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to Fund shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the Fund at the time the deductions were taken, and even though those shareholders may not have corresponding economic gain on their shares at the time of the recapture.

James K. De Vries replaces William Smith as the Funds' Assistant Treasurer. The following information hereby replaces the current information relating to Mr. Smith found on page 30.

Name, Address* and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held and Experience	Total Number of USAA Funds Overseen by Officer
James K. De Vries (April 1969)	Assistant Treasurer	December 2013	Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).	52

97950-1213

[Missing Graphic Reference]

USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED DECEMBER 5, 2013
TO THE SATEMENT OF
ADDITIONAL INFORMATION
DATED JULY 12, 2013

S&P 500 Index Fund – Member Shares (USSPX)	S&P 500 Index Fund – Reward Shares (USPRX)
Nasdaq-100 Index Fund (USNQX)
Total Return Strategy Fund® Shares (USTRX)	Total Return Strategy Fund Institutional Shares (UTRIX)
Ultra Short-Term Bond Fund Shares (UUSTX)	Ultra Short-Term Bond Fund Institutional Shares
Real Return Fund Shares (USRRX)	Real Return Fund Institutional Shares (UIRRX)

This Supplement updates certain information contained in the above-referenced Statement of Additional Information. The following disclosure is hereby added under the Investment Policies section.

Master Limited Partnerships (MLPs)

The Total Return Strategy Fund and Real Return Fund may invest in MLPs. MLPs are publicly traded partnerships whose interests or “units” are traded on securities exchanges like shares of corporate stock. A typical MLP consists of a general partner and limited partners; however, some MLPs that receive partnership tax treatment are established as limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP must derive at least 90% of its gross income for each taxable year from qualifying sources, including activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or natural resources. MLPs provide investors with strategic exposure to physical assets, which can be attractive in inflationary environments.

Investments in securities of an MLP involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, and dilution risks. Certain MLP securities may trade in lower volumes due to their smaller capitalizations, and may be subject to more abrupt or erratic price movements and lower market liquidity.

Investing in MLPs also involves certain risks related to the underlying assets of the MLPs. MLPs are generally considered interest-rate sensitive investments, and during periods of interest rate volatility, may not provide attractive returns. MLPs operate in the energy sector and may be adversely affected by fluctuations in the prices and levels of supply and demand for energy commodities. A decrease in the production or availability of energy commodities, including through their natural depletion over time, may adversely impact the financial performance of MLPs. MLPs are subject to significant federal, state and local government regulation in virtually every aspect of their operations. Such regulation can change over time in both scope and intensity, and such changes could increase compliance costs and adversely affect the financial performance of MLPs. There is an inherent risk that MLPs and other companies operating in the energy sector may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. Natural disasters, such as hurricanes, may also impact MLPs.

MLPs also are subject to risks relating to their complex tax structure, including the risk that a change in current tax law or a change in the business of a given MLP could cause an MLP to lose its tax status as a partnership, which may reduce the value of the Fund’s investment in the MLP and lower income to a Fund.  Depreciation or other cost recovery deductions passed through to a Fund from any investments in MLPs in a given year will generally reduce a Fund’s taxable income, but those deductions may be recaptured in one or more subsequent years. When recognized and distributed, recapture income will generally be taxable to Fund shareholders at the time of the distribution at ordinary income tax rates, even though those shareholders might not have held shares in the Fund at the time the deductions were taken, and even though those shareholders may not have corresponding economic gain on their shares at the time of the recapture.

James K. De Vries replaces William Smith as the Funds' Assistant Treasurer. The following information hereby replaces the current information relating to Mr. Smith found on page 39.

Name, Address* and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held and Experience	Total Number of USAA Funds Overseen by Officer
James K. De Vries (April 1969)	Assistant Treasurer	December 2013	Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).	52

97951-1213

[Missing Graphic Reference]

USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED DECEMBER 5, 2013
TO THE SATEMENT OF
ADDITIONAL INFORMATION
DATED OCTOBER 1, 2013

Growth and Tax Strategy Fund (USBLX)	World Growth Fund Shares (USAWX)
Precious Metals and Minerals Fund Shares (USAGX)	World Growth Fund Adviser Shares (USWGX)
Precious Metals and Minerals Fund Institutional Class (UIPMX)	Government Securities Fund Shares (USGNX)
Precious Metals and Minerals Fund Adviser Shares (UPMMX)	Government Securities Adviser Shares (UAGNX)
Emerging Markets Fund Shares (USEMX)	Treasury Money Market Trust (UATXX)
Emerging Markets Fund Institutional Class (UIEMX)	International Fund Shares (USIFX)
Emerging Markets Fund Adviser Shares (UAEMX)	International Fund Institutional Class (UIIFX)
Cornerstone Conservative Fund (USCCX)	International Fund Adviser Shares (UAIFX)
Cornerstone Moderately Conservative Fund (UCMCX)	Managed Allocation Fund (UMAFX)
Cornerstone Moderate Fund (USBSX)	Cornerstone Aggressive Fund (UCAGX)
Cornerstone Moderately Aggressive Fund (USCRX)	Cornerstone Equity Fund (UCEQX)

This Supplement updates certain information contained in the above-referenced Statement of Additional Information. The following disclosure hereby replaces the existing disclosure found on page 9 under the Investment Policies section.

Section 4(2) Commercial Paper and Rule 144A Securities

Each Fund (except the Treasury Money Market Trust) may invest in commercial paper issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (1933 Act) (Section 4(2) Commercial Paper). Section 4(2) Commercial Paper is restricted as to disposition under the federal securities laws; therefore, any resale of Section 4(2) Commercial Paper must be effected in a transaction exempt from registration under the 1933 Act. Section 4(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) Commercial Paper, thus providing liquidity.

Each Fund (except the Treasury Money Market Trust) also may purchase restricted securities eligible for resale to “qualified institutional buyers” pursuant to Rule 144A under the 1933 Act (Rule 144A Securities). Rule 144A provides a non-exclusive safe harbor from the registration requirements of the 1933 Act for resales of certain securities to institutional investors.

James K. De Vries replaces William Smith as the Funds' Assistant Treasurer. The following information hereby replaces the current information relating to Mr. Smith found on page 44.

Name, Address* and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held and Experience	Total Number of USAA Funds Overseen by Officer
James K. De Vries (April 1969)	Assistant Treasurer	December 2013	Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).	52

97967-1213

[Missing Graphic Reference]

USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED DECEMBER 5, 2013
TO THE SATEMENT OF
ADDITIONAL INFORMATION
DATED AUGUST 1, 2013

Tax Exempt Long-Term Fund Shares (USTEX)
Tax Exempt Long-Term Fund Adviser Shares (UTELX)
Tax Exempt Intermediate-Term Fund Shares (USATX)
Tax Exempt Intermediate-Term Fund Adviser Shares (UTEIX)
Tax Exempt Short-Term Fund Shares (USSTX)
Tax Exempt Short-Term Fund Adviser Shares (UTESX)
Tax Exempt Money Market Fund Shares (USEXX)

This Supplement updates certain information contained in the above-referenced Statement of Additional Information.

James K. De Vries replaces William A. Smith as the Funds' Assistant Treasurer. The following information hereby replaces the current information relating to Mr. Smith found on page 26.

Name, Address* and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held and Experience	Total Number of USAA Funds Overseen by Officer
James K. De Vries (April 1969)	Assistant Treasurer	December 2013	Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).	52

97961-1213

[Missing Graphic Reference]

USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED DECEMBER 5, 2013
TO THE SATEMENT OF
ADDITIONAL INFORMATION
DATED AUGUST 1, 2013

California Bond Fund Shares (USCBX)
California Bond Fund Adviser Shares (UXABX)
California Money Market Fund (UCAXX)

This Supplement updates certain information contained in the above-referenced Statement of Additional Information.

James K. De Vries replaces William A. Smith as the Funds' Assistant Treasurer. The following information hereby replaces the current information relating to Mr. Smith found on page 30.

Name, Address* and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held and Experience	Total Number of USAA Funds Overseen by Officer
James K. De Vries (April 1969)	Assistant Treasurer	December 2013	Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).	52

97962-1213

[Missing Graphic Reference]

                          USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED DECEMBER 5, 2013
TO THE SATEMENT OF
ADDITIONAL INFORMATION
DATED AUGUST 1, 2013

New York Bond Fund Shares (USNYX)
New York Bond Fund Adviser Shares (UNYBX)
New York Money Market Fund (UNYXX)

This Supplement updates certain information contained in the above-referenced Statement of Additional Information.

James K. De Vries replaces William A. Smith as the Funds' Assistant Treasurer. The following information hereby replaces the current information relating to Mr. Smith found on page 26.

Name, Address* and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held and Experience	Total Number of USAA Funds Overseen by Officer
James K. De Vries (April 1969)	Assistant Treasurer	December 2013	Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).	52

97963-1213

[Missing Graphic Reference]

USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED DECEMBER 5, 2013
TO THE SATEMENT OF
ADDITIONAL INFORMATION
DATED AUGUST 1, 2013

Virginia Bond Fund Shares (USVAX)
Virginia Bond Fund Adviser Shares (UVABX)
Virginia Money Market Fund (UVAXX)

This Supplement updates certain information contained in the above-referenced Statement of Additional Information.

James K. De Vries replaces William A. Smith as the Funds' Assistant Treasurer. The following information hereby replaces the current information relating to Mr. Smith found on page 28.

Name, Address* and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held and Experience	Total Number of USAA Funds Overseen by Officer
James K. De Vries (April 1969)	Assistant Treasurer	December 2013	Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).	52

97964-1213

[Missing Graphic Reference]

USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED DECEMBER 5, 2013
TO THE SATEMENT OF
ADDITIONAL INFORMATION
DATED JULY 12, 2013

Global Managed Volatility Fund Shares (UGMVX)
Global Managed Volatility Fund Institutional Shares (UGOFX)

This Supplement updates certain information contained in the above-referenced Statement of Additional Information.

James K. De Vries replaces William A. Smith as the Funds' Assistant Treasurer. The following information hereby replaces the current information relating to Mr. Smith found on page 30.

Name, Address* and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held and Experience	Total Number of USAA Funds Overseen by Officer
James K. De Vries (April 1969)	Assistant Treasurer	December 2013	Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).	52

97965-1213

[Missing Graphic Reference]

USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED DECEMBER 5, 2013
TO THE SATEMENT OF
ADDITIONAL INFORMATION
DATED JULY 12, 2013

USAA Target Retirement Income Fund (URINX)	USAA Target Retirement 2020 Fund (URTNX)
USAA Target Retirement 2030 Fund (URTRX)	USAA Target Retirement 2040 Fund (URFRX)
USAA Target Retirement 2050 Fund (URFFX)	USAA Target Retirement 2060 Fund (URSIX)

This Supplement updates certain information contained in the above-referenced Statement of Additional Information.

James K. De Vries replaces William A. Smith as the Funds' Assistant Treasurer. The following information hereby replaces the current information relating to Mr. Smith found on page 31.

Name, Address* and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held and Experience	Total Number of USAA Funds Overseen by Officer
James K. De Vries (April 1969)	Assistant Treasurer	December 2013	Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).	52

97968-1213

[Missing Graphic Reference]

USAA MUTUAL FUNDS TRUST
SUPPLEMENT DATED DECEMBER 5, 2013
TO THE SATEMENT OF
 ADDITIONAL INFORMATION
DATED MAY 1, 2013

USAA Extended Market Index Fund (UMIX)

This Supplement updates certain information contained in the above-referenced Statement of Additional Information.

James K. De Vries replaces William A. Smith as the Funds' Assistant Treasurer. The following information hereby replaces the current information relating to Mr. Smith found on page 34.

Name, Address* and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) Held During the Past Five Years and Other Directorships Held and Experience	Total Number of USAA Funds Overseen by Officer
James K. De Vries (April 1969)	Assistant Treasurer	December 2013	Executive Director, Investment and Financial Administration, AMCO, (04/12-present); Director, Tax, USAA (11/09-04/12); Manager, Tax, USAA (04/08-11/09).	52

97960-1213